Average Annual Total Returns - Invesco Russell 1000 Low Beta Equal Weight ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Russell 1000® Low Beta Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 1000® Low Beta Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 1000® Low Beta Equal Weight Index (reflects no deduction for fees, expenses or taxes) SinceInception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Nov. 05, 2015	4.06%	9.49%	8.76%	3.19%	8.93%	8.20%	2.60%	7.38%	6.79%	4.21%	9.85%	9.11%	20.96%	15.60%	14.53%